Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Below is a summary of our related party transactions as reported on our Statements of Operations for the nine months ended September 30, 2020 and 2019 (in millions):

	Nine Months Ended September 30,
	2020	2019
LNG revenues—affiliate
Cheniere Marketing Agreements	$328	$1,015
Contracts for Sale and Purchase of Natural Gas and LNG	24	2

Total LNG revenues—affiliate	352	1,017

Cost of sales—affiliate
Cheniere Marketing Agreements	32	—
Cargo loading fees under TUA	23	29
Contracts for Sale and Purchase of Natural Gas and LNG	5	6

Total cost of sales—affiliate	60	35

Operating and maintenance expense—affiliate
TUA	200	196
Natural Gas Transportation Agreement	61	60
Services Agreements	90	78
LNG Site Sublease Agreement	1	1

Total operating and maintenance expense—affiliate	352	335

General and administrative expense—affiliate
Services Agreements	54	64

Below is a summary of our related party transactions as reported on our Statements of Income for the years ended December 31, 2019, 2018 and 2017 (in millions):

	Year Ended December 31,
	2019	2018	2017
LNG revenues—affiliate
Cheniere Marketing Agreements	$1,309	$1,299	$1,389
Contracts for Sale and Purchase of Natural Gas and LNG	3	—	—

Total LNG revenues—affiliate	1,312	1,299	1,389

Cost of sales—affiliate
Cargo loading fees under TUA	40	32	23
Contracts for Sale and Purchase of Natural Gas and LNG	7	—	—

Total cost of sales—affiliate	47	32	23

Operating and maintenance expense—affiliate
TUA	261	256	190
Natural Gas Transportation Agreement	81	80	73
Services Agreements	107	87	65
LNG Site Sublease Agreement	1	—	1

Total operating and maintenance expense—affiliate	450	423	329

General and administrative expense—affiliate
Services Agreements	79	50	58